American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
October 31, 2022

One Choice 2065 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.1%
Domestic Equity Funds — 59.5%
Equity Growth Fund G Class	65,973	1,609,751
Focused Dynamic Growth Fund G Class	39,295	1,559,213
Focused Large Cap Value Fund G Class	397,665	3,932,911
Growth Fund G Class	60,720	2,345,014
Heritage Fund G Class	94,617	2,016,280
Mid Cap Value Fund G Class	155,998	2,494,411
Small Cap Growth Fund G Class	27,751	508,393
Small Cap Value Fund G Class	53,334	513,069
Sustainable Equity Fund G Class	76,207	2,988,060
		17,967,102
International Equity Funds — 25.7%
Emerging Markets Fund G Class	205,482	1,861,662
Global Real Estate Fund G Class	70,530	773,717
International Growth Fund G Class	213,834	2,097,712
International Small-Mid Cap Fund G Class	90,909	789,088
International Value Fund G Class	157,576	1,046,305
Non-U.S. Intrinsic Value Fund G Class	153,859	1,207,792
		7,776,276
Domestic Fixed Income Funds — 10.8%
Diversified Bond Fund G Class	250,947	2,258,526
High Income Fund G Class	70,271	563,573
Inflation-Adjusted Bond Fund G Class	40,554	445,281
		3,267,380
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	40,798	335,764
Global Bond Fund G Class	103,206	899,955
		1,235,719
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $35,477,095)		30,246,477
OTHER ASSETS AND LIABILITIES — (0.1)%		(17,781)
TOTAL NET ASSETS — 100.0%		$30,228,696

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$1,348	$335	—	$(73)	$1,610	66	—	$6
Focused Dynamic Growth Fund	1,345	356	$24	(118)	1,559	39	$(6)	—
Focused Large Cap Value Fund	3,275	675	15	(2)	3,933	398	(4)	25
Growth Fund	2,010	546	—	(211)	2,345	61	—	—
Heritage Fund	1,727	373	33	(51)	2,016	95	(9)	—
Mid Cap Value Fund	2,070	467	—	(43)	2,494	156	—	16
Small Cap Growth Fund	418	97	—	(7)	508	28	—	—
Small Cap Value Fund	417	112	—	(16)	513	53	—	2
Sustainable Equity Fund	2,515	582	—	(109)	2,988	76	—	—
Emerging Markets Fund	1,534	565	1	(236)	1,862	205	—	—
Global Real Estate Fund	654	223	—	(103)	774	71	—	—
International Growth Fund	1,790	529	—	(221)	2,098	214	—	—
International Small-Mid Cap Fund	676	179	—	(66)	789	91	—	—
International Value Fund	889	233	4	(72)	1,046	158	(2)	—
Non-U.S. Intrinsic Value Fund	1,016	298	1	(105)	1,208	154	—	—
Diversified Bond Fund	1,882	628	76	(176)	2,258	251	(13)	17
High Income Fund	474	116	—	(26)	564	70	—	9
Inflation-Adjusted Bond Fund	376	102	—	(33)	445	41	—	—
Emerging Markets Debt Fund	282	71	—	(17)	336	41	—	2
Global Bond Fund	751	213	7	(57)	900	103	(1)	5
	$25,449	$6,700	$161	$(1,742)	$30,246	2,371	$(35)	$82
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.